Per share amounts - Disclosure of Detailed Information about Net Loss Basic and Diluted (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Net income (loss)	$ (202.6)	$ 108.0